Long-term investments	12 Months Ended
Dec. 31, 2014
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments
Long-term investments
Long-term investments consist of the following:

	2014	2013
Equity-method investees
50% interest in Odell Wind Project (a)	$2,267	$—
2.5% interest in natural gas pipeline development (b)	1,063	—
32.4% of Class B non-voting shares of Kirkland Lake Power Corp. (c)	1,512	4,851
25% of Class B non-voting shares of Cochrane Power Corporation (c)	—	3,772
50% interest in the Valley Power Partnership	1,253	1,718
Other	640	325
Total	$6,735	$10,666

Notes receivable
Development loans (a)	$17,582	$—
Red Lily Senior loan, interest at 6.31% (d)	11,588	11,588
Red Lily Subordinated loan, interest at 12.5% (d)	6,565	6,565
Chapais Énergie, Société en Commandite interest at 10.789%	649	1,928
Silverleaf resorts loan, interest at 15.48% maturing July 2020	2,344	2,149
Other	782	448
	39,510	22,678
Less current portion	(2,966)	(598)
Total	$36,544	$22,080
Total long-term investments	$43,279	$32,746

(a)Odell Wind Project
On November 14, 2014, the Company acquired a 50% equity interest in Odell SponsorCo LLC (“Odell SponsorCo”), which indirectly owns a 200 MW construction-stage wind development project (“Odell Wind Project”) in the state of Minnesota. The total construction costs of the Odell Wind Project are estimated to be U.S. $322,766.
On the acquisition of the Odell Wind Project by Odell SponsorCo, the two members each contributed U.S. $1,000 to the capital of Odell SponsorCo. Upon execution of third-party construction loan and tax equity documents expected in the second quarter of 2015, each party will contribute another U.S. $23,800 to the capital of Odell SponsorCo. The Company holds an option to acquire the other 50% interest for total contributions, subject to certain adjustments, on commencement of operations, which is expected in late 2015 or early 2016.
As of December 31, 2014, Odell SponsorCo is considered a VIE namely due to the low level of its equity at that point. The Company is not considered the primary beneficiary of Odell SponsorCo as the two members have joint control and all decisions must be unanimous. As such, the Company is accounting for the joint venture as an equity method investment. The Company's maximum exposure to loss is $311,966 as of December 31, 2014.

8.	Long-term investments (continued)
(a)Odell Wind Project (continued)
The Company entered into a committed loan and credit support facility with Odell SponsorCo. During construction, the Company is obligated to provide Odell SponsorCo with cash advances and credit support (in the form of letters of credit, escrowed cash, or guarantees) in amounts necessary for the continued development and construction of the Odell Wind Project. The loan bears interest at an annual rate of 8% on outstanding principal amount until commercial operation date and 5% thereafter until maturity date, and the letters of credit are charged an annual fee of 2% on their stated amount. Any loan outstanding to Odell SponsorCo, to the extent not otherwise repaid earlier, is repayable in cash on the fifth anniversary of the availability termination date which is thirty days following the commercial operation date.
As of December 31, 2014, the Company had loaned U.S. $13,159 to Odell SponsorCo for development costs of the Odell Wind Project. No interest revenue was accrued on the loan due to insufficient collateral in Odell SponsorCo. The following credit support was also issued by the Company: a U.S. $15,000 letter of credit on behalf of the Odell Wind Project, to the utility under the PPA; guarantee of the obligations of the Odell Wind Project under the wind turbine supply agreement between Odell SponsorCo and Vestas-American Wind Technology, Inc.; a U.S.$23,800 letter of credit on behalf of Odell SponsorCo, to Enel Kansas, LLC under the purchase and sale agreement. The guarantee obligations are recognized under other long-term liabilities and were valued at U.S. $720 using a probability weighted discounted cash flow (level 3).

(b)	Natural Gas Pipeline Development
On November 24, 2014, APUC announced that it plans to participate in the development of Kinder Morgan Inc's proposed Northeast Energy Direct natural gas pipeline project. The Company and Kinder Morgan Operating L.P. "A" formed a new entity ("Northeast Expansion LLC") to undertake the development, construction and ownership of a 30-inch or 36-inch natural gas transmission pipeline to be constructed between Wright, NY and Dracut, MA.  The pipeline capacity will be contracted with local distribution utilities, and other customers in the northeast U.S. The project is expected to reach commercial operations by late 2018. Under the agreement, APUC initially subscribed for a 2.5% interest in Northeast Expansion LLC with an opportunity to increase its participation up to 10%.  The total capital investment assuming APUC exercises its right to subscribe for 10% of the pipeline is expected be up to U.S. $400,000, depending on the final pipeline configuration and design capacity by the end of 2018. As of December 31, 2014, APUC had invested U.S. $375 in Northeast Expansion LLC. The Company assessed that its interest of 2.5% in a limited liability corporation together with the option to increase its participation to 10% and the commitment from its New Hampshire subsidiary to a firm gas transportation agreement for service on the pipeline facilities provide significant influence. As such, the interest is accounted as an equity method investment.
(c)Kirkland Lake Power Corp. and Cochrane Power Corporation
In September 2014, the Company was informed that future cash flows from its investments in Kirkland Lake Power Corp. ("Kirkland") and Cochrane Power Corporation ("Cochrane") are likely to be significantly reduced in the future based on the current power purchase rates negotiations. As the loss in value of these investments is considered other than temporary, an allowance for impairment of $3,414 and $3,772 on Kirkland and Cochrane, respectively, was recorded in the consolidated statements of operations. The fair value of the investments (level 3) was estimated using cash flow information provided by the investees.

8.	Long-term investments (continued)

(d)	Red Lily I
The Red Lily I Partnership (the “Partnership”) is owned by an independent investor. The Company provides operation and supervision services to the Red Lily I project, a 26.4 MW wind energy facility located in southeastern Saskatchewan.
The Company’s investment in Red Lily I is in the form of participation in a portion of the senior debt facility, and a subordinated debt facility to the Partnership.
The senior debt facility consists of two tranches. A third-party lender advanced $27,000 of senior debt to the Partnership as Tranche 1. In 2011, APUC advanced $13,000 of senior debt as Tranche 2 to the Partnership and received a pre-payment of $1,412 in 2012. Another third-party lender has also advanced $4,000 of senior debt Tranche 2 to the Partnership. The Company’s senior loan Tranche 2 to the Partnership earns interest at the rate of 6.31% and will mature in 2016. Tranche 1 is being repaid in equal blended monthly payments of principal and interest at a rate of 6.99% based upon a twenty-five year amortization. Both tranches of senior debt are secured by substantially all the assets of the Partnership on a pari passu basis.
The subordinated loan earns an interest rate of 12.5%, and the principal matures in 2036 but is repayable by the Partnership in whole or in part at any time after 2016, without a pre-payment premium. The subordinated loan is secured by substantially all the assets of the Partnership but is subordinated to the senior debt.
A second tranche of subordinated loan for an amount equal to the amounts outstanding on Tranche 2 of the senior debt but no greater than $17,000 will be advanced in 2016 by the Company. The proceeds from this additional subordinated debt are required to be used to repay Tranche 2 of the Partnership’s senior debt, including the Company's portion.
In connection with the subordinated debt facility, the Company has been granted an option to subscribe for a 75% equity interest in the Partnership in exchange for the outstanding amount on its subordinated loan of up to $19,500, exercisable for a period of 90 days commencing in 2016. The fair value of the conversion option as of December 31, 2014 and 2013 was determined to be negligible.
The above notes are secured by the underlying assets of the respective facilities.